Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 CNY (¥)	May 01, 2015 USD ($)	May 01, 2015 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Cash balances	$ 69,846			¥ 500,000
Advances received	537,646	$ 1,185,130
Revenue recognized	537,646	1,185,130
Total expenses incurred	$ 99,413	94,963	$ 86,186
Value added tax percentage	6.00%
Fair value of warrant liability	$ (6,761,462)
Compensation limit amount					$ 70,000	¥ 500,000
Warrant Liability [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of warrant liability	$ 6,760,000